UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-04661

Exact name of registrant as specified in charter:	Dryden Global Total Return Fund, Inc.

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	973-367-7521

Date of fiscal year end:	12/31/2006

Date of reporting period:	9/30/2006

Item 1. Schedule of Investments

Dryden Global Total Return Fund, Inc.

Schedule of Investments

as of September 30, 2006 (Unaudited)

Principal Amount (000)		Description	Value
LONG-TERM INVESTMENTS 98.8%
Argentina 0.7%
		Argentina Nobac,
ARS	50	11.591%, 5/7/08	$16,450
		Republic of Argentina,
	2,599	5.83%, 12/31/33	987,711

			1,004,161

Australia 0.7%
		Australia Government Bond,
AUD	195	6.25%, 4/15/15	152,267
		GE Capital Australia Funding, M.T.N.,
	1,240	6.00%, 4/15/15	904,658

			1,056,925

Brazil 0.5%
		Republic of Brazil,
BRL	1,600	12.50%, 1/5/16	741,388

Canada 1.7%
		Canadian Government Bonds,
CAD	930	4.00%, 9/1/10	835,340
	685	5.00%, 6/1/14	654,517
	840	5.75%, 6/1/33	953,291

			2,443,148

Colombia 0.4%
		Colombia Government International Bond,
COP	1,100,000	12.00%, 10/22/15	524,730

Eurobonds 24.2%
		Austria Government Bond,
EUR	2,700	4.30%, 7/15/14	3,561,928

Principal Amount (000)		Description	Value
		Bank of America Corp.,
EUR	910	3.625%, 3/3/08	$1,151,422
		Citigroup, Inc.,
	985	4.625%, 11/14/07	1,260,945
		Deutsche Bundesrepublik,
	1,380	4.00%, 1/4/37	1,780,275
		Fortis Banques SA,
	300	6.50%, 9/26/49	417,279
		French Government Bonds,
	1,085	4.00%, 4/25/14	1,404,896
	2,965	8.50%, 4/25/23	5,877,062
	535	5.50%, 4/25/29	836,091
	4,095	5.75%, 10/25/32	6,707,646
		German Government Bonds,
	255	4.25%, 7/4/14	335,670
	1,510	3.75%, 1/4/15	1,924,527
	220	4.75%, 7/4/34	317,768
		ING Verzekeringen NV,
	390	6.375%, 5/7/27	570,150
		Italian Government Bonds,
	5	5.50%, 11/1/10	6,775
	865	6.00%, 5/1/31	1,392,165
		Mexican Government International Bond,
	300	5.50%, 2/17/20	399,247
		Spanish Government Bonds,
	3,905	5.35%, 10/31/11	5,334,323
	560	5.75%, 7/30/32	913,223

			34,191,392

Hungary 2.5%
		Hungary Government Bond,
HUF	738,990	8.00%, 2/12/15	3,474,638
Japan 27.1%
		Japanese Government Bonds,
JPY	383,000	0.30%, 12/20/07	3,235,023
	187,800	0.60%, 3/20/09	1,585,011
	80,850	1.80%, 3/22/10	705,438
	906,750	0.60%, 9/20/10	7,561,002
	126,950	0.80%, 9/20/10	1,066,913
	463,050	1.60%, 3/21/11	4,014,249
	405,050	1.10%, 9/20/12	3,399,735
	1,012,300	1.30%, 3/20/14	8,487,328
	172,650	1.50%, 9/20/15	1,449,364
	261,600	1.50%, 3/20/19	2,134,140
	186,000	1.90%, 12/20/23	1,537,523
	238,300	2.10%, 9/20/24	2,016,061
	100,350	2.50%, 3/20/36	862,919

			38,054,706

Principal Amount (000)		Description	Value
Mexico 2.0%
		Mexican Government Bonds,
MXN	2,000	9.00%, 12/20/12	$189,103
	26,053	10.00%, 12/5/24	2,697,246

			2,886,349

New Zealand 0.5%
		New Zealand Government Bond,
NZD	1,165	6.00%, 4/15/15	774,208

Norway 0.2%
		Norwegian Government & Sovereign Bond,
NOK	1,415	5.00%, 5/15/15	230,533

Poland 3.3%
		Poland Government Bond,
PLZ	13,835	6.25%, 10/24/15	4,648,457

South Africa 1.7%
		South Africa Government Bond,
ZAR	14,215	13.50%, 9/15/15	2,382,006

Sweden 3.0%
		Sweden Government Bond,
SEK	25,795	6.75%, 5/5/14	4,240,530

United Kingdom 4.9%
		Friends Provident PLC,
GBP	240	6.292%, 12/31/49	449,497
		International Nederland Bank NV,
	410	7.00%, 10/5/10	812,301
		Residential Capital Corp.,
	150	6.375%, 5/17/13	284,138
		Tyco International Group SA,
	130	6.50%, 11/21/31	275,047
		United Kingdom Treasury Bonds,
	95	5.00%, 3/7/12	180,665
	2,545	5.00%, 9/7/14	4,895,680

			6,897,328

Principal Amount (000)		Description	Value
United States 25.4%
Corporate Bonds 18.5%
		Abbott Laboratories,
USD	225	5.875%, 5/15/16	$233,088
		Aetna, Inc.,
	100	6.625%, 6/15/36	105,704
		Allergen Inc., 144A,
	150	5.75%, 4/1/16	152,190
		Allied World Insurance Holdings Ltd.,
	250	7.50%, 8/1/16	264,764
		Amerada Hess Corp.,
	175	7.125%, 3/15/33	193,464
		Anadarko Petroleum Corp.,
	155	6.45%, 9/15/36	158,322
		Axis Capital Holdings Ltd.,
	400	5.75%, 12/1/14	394,016
		Baxter International,
	100	5.90%, 9/1/16	102,703
		Blount Inc.,
	300	8.875%, 8/1/12	299,250
		Boston Scientific,
	200	6.40%, 6/15/16	201,697
		Capital One Financial Corp.,
	225	6.15%, 9/1/16	227,669
		Cardinal Health Inc., 144A,
	400	5.80%, 10/15/16	399,088
		Catalyst Paper Corp.,
	250	8.625%, 6/15/11	245,625
		Caterpillar Inc.,
	100	6.05%, 8/15/36	104,100
		Cisco Systems Inc.,
	170	5.50%, 2/22/16	171,352
		Citigroup, Inc.,
	300	6.125%, 8/25/36	308,549
		Citizens Communications,
	120	9.00%, 8/15/31	128,700
		Clear Channel Communication Inc.,
	575	4.40%, 5/15/11	535,094
		Computer Associates, Inc., Sr. Notes,
	650	6.50%, 4/15/08	655,149
		Consolidated Edison Co. of New York,
	330	5.50%, 9/15/16	330,916
		Continental Airlines Inc.,
	720	7.487%, 10/2/10	752,399
		Coventry Health Care Inc.,
	360	6.125%, 1/15/15	357,244
		CRH America Inc.,
	500	5.625%, 9/30/11	500,501
		CVS Corp.,
	300	4.00%, 9/15/09	289,347
	320	5.75%, 8/15/11	324,165

Principal Amount (000)		Description	Value
		Dex Media East, LLC,
USD	450	9.875%, 11/15/09	$474,188
		Domion Resources Inc.,
	170	5.687%, 5/15/08	170,695
		Duke Energy Field Services LLC,
	440	7.875%, 8/16/10	476,245
		Duke Realty LP,
	600	5.625%, 8/15/11	603,986
		Eastern Energy Corp.,
	250	6.75%, 7/15/36	261,682
		Edison Mission Energy Corp., 144A,
	160	7.75%, 6/15/16	162,000
		Embarq Corp.,
	500	7.082%, 6/1/16	510,050
		Enterprise Products Operating LP, Sr. Notes,
	300	4.00%, 10/15/07	295,438
		Erac Usa Finance Company, 144A,
	200	6.20%, 11/1/16	205,832
		FedEx Corp.,
	450	3.50%, 4/1/09	431,736
		Fideicomiso Petacalco, 144A,
	487	10.16%, 12/23/09	518,123
		General Motors Corp.,
	350	7.20%, 1/15/11	322,438
		Goldman Sachs Group Inc.,
	200	5.35%, 1/15/16	196,308
	75	6.45%, 5/1/36	76,537
		Harrah’s Operating Co Inc.,
	95	6.50%, 6/1/16	93,127
		HCA Inc.,
	500	7.69%, 6/15/25	390,316
		Hertz Corp., 144A,
	200	8.875%, 1/1/14	209,500
		HJ Heinz Co.,144A,
	150	6.428%, 12/1/08	153,096
		Home Depot Inc.,
	150	5.40%, 3/1/16	149,010
		Honeywell International Inc.,
	90	5.70%, 3/15/36	90,381
		HSBC Holdings PLC,
	250	6.50%, 5/2/36	265,390
		Huntsman International LLC, Gtd. Notes,
	343	9.875%, 3/1/09	357,578
		ICI Wilmington, Inc., Gtd. Notes,
	300	4.375%, 12/1/08	293,205
		IMC Global, Inc., Sr. Notes,
	370	10.875%, 8/1/13	412,550
		Intelsat Bermuda Ltd., 144A,
	150	9.25%, 6/15/16	157,688
		Liberty Mutual Group, 144A,
	70	7.50%, 8/15/36	75,089
		Lincoln National Corp.,
	80	6.15%, 4/7/36	81,538
		Lyondell Chemical Co., Gtd. Notes,
	292	9.50%, 12/15/08	300,395

Principal Amount (000)		Description	Value
		MGM Mirage Inc.,
USD	250	6.875%, 4/1/16	$241,250
		Motorola, Inc., Debs.,
	155	6.50%, 9/1/25	163,754
		MUFG Capital Finance 1 LTD.,
	120	6.346%, 7/29/49	120,597
		Nalco Co.,
	370	7.75%, 11/15/11	377,400
		New Cingular Wireless Services Inc., Notes,
	140	8.125%, 5/1/12	157,581
		Sr. Notes,
	270	8.75%, 3/1/31	345,168
		Norampac Inc.,
	260	6.75%, 6/1/13	245,700
		Noranda Inc.,
	190	6.20%, 6/15/35	183,660
		Oneok Inc.,
	750	5.51%, 2/16/08	750,287
		Oneok Partners LP,
	185	6.15%, 10/1/16	186,743
	200	6.65%, 10/1/36	201,402
		Park Place Entertainment Corp., Sr. Sub. Notes,
	260	8.125%, 5/15/11	274,300
		Rainbow National Services LLC, 144A,
	290	10.375%, 9/1/14	327,700
		Residential Capital Corp.,
	290	6.375%, 6/30/10	293,416
		Resona Bank Ltd., 144A,
	500	5.85%, 9/29/49	488,821
		Reynolds American Inc., 144A,
	90	7.625%, 6/1/16	93,358
		RH Donnelley Corp.,
	160	6.875%, 1/15/13	146,000
		Russel Metals Inc.,
	230	6.375%, 3/1/14	217,350
		Sensata Technologies, 144A,
	225	8.00%, 5/1/14	218,813
		Southern California Edison Co.,
	80	5.625%, 2/1/36	77,636
		Southern Copper Corp.,
	100	7.50%, 7/27/35	104,661
		Sumitomo Mitsui Banking Corp., 144A,
	800	5.625%, 7/15/49	778,575
		Telecom Italia Capital SA,
	330	7.20%, 7/18/36	339,172
		Telefonica Europe BV, Gtd. Notes,
	230	7.045%, 6/20/36	242,725
		TNK-BP Finance SA, 144A,
	300	7.50%, 7/18/16	313,415
		TRAINS HY-2006-1, 144A,
	3,655	7.548%, 5/1/16	3,656,644
		Tyson Foods Inc.,
	90	6.85%, 4/1/16	92,669

Principal Amount (000)		Description	Value
		Ventas Realty LP,
USD	150	6.625%, 10/15/14	$150,375
		Viacom Inc., 144A,
	300	6.25%, 4/30/16	297,368
		Western Union Co., 144A,
	135	5.93%, 10/1/16	136,111
		Windstream Corp., 144A,
	150	8.625%, 8/1/16	160,500
		Xerox Corp.,
	210	6.40%, 3/15/16	208,950
		XTO Energy Inc.,
	130	5.00%, 1/31/15	123,694

			26,885,012

Commercial Mortgage Backed Securities 1.4%
		Banc of America Commercial Mortgage Inc., Series 2005-06, Class A4,
	1,000	5.354%, 9/10/47	993,904
		JP Morgan Chase Commercial Mortgage Securities Corp, Series 2005-LDP5, Class A4,
	1,000	5.345%, 12/15/44	995,121

			1,989,025

Emerging Market Bonds 0.8%
		Empresa Nacional de Electricidad SA (Chile),
	260	8.35%, 8/1/13	291,718
		Kazkommerts Intl. BV, 144A,
	430	7.875%, 4/7/14	436,450
		United Overseas Bank Ltd., Bonds, 144A,
	400	5.375%, 9/3/19	391,964

			1,120,132

Mortgage Backed Securities 2.5%
		Federal National Mortgage Assn.,
	3,500	6.00%, TBA	3,515,312

Sovereign Bonds 1.4%
		Federal Republic of Brazil,
	1,045	9.25%, 10/22/10	1,175,624
		Federal Republic of Russia, 144A,
	210	10.00%, 6/26/07	216,825

Principal Amount (000)		Description	Value
		Republic of Argentina,
USD	385	3.00%, 4/30/13	$288,943
		Republic of Panama
	300	7.25%, 3/15/15	320,250

			2,001,642

Structured Notes 0.2%
		Dow Jones CDX HY, Series 5-T3, 144A,
	250	8.25%, 12/29/10	255,938

United States Government Obligations 0.1%
		United States Treasury Bond(b),
	110	4.875%, 8/15/16	112,080

		Total United States investments	36,163,279

		Total long-term investments

		(cost USD $137,748,743)	139,429,640

SHORT-TERM INVESTMENTS 3.9%
Affiliated Money Market Mutual Fund 3.9%
Shares
		Dryden Core Investment Fund - Taxable Money Market Series(a)
	5,468,346	(cost $5,468,346)	5,468,346

Contracts
OUTSTANDING OPTIONS PURCHASED
Put Option
	29	5-Yr U. S. Future, expiring 10/27/06 @ $104.5
		(cost $3,691)	1,813

			5,470,159

		Total Investments 102.7%
		(cost $143,220,780)(c)	144,899,799
		Liabilities in excess of other assets (d) (2.7%)	(3,810,041)

		Net Assets 100.0%	$141,089,758

Portfolio securities are classified according to the security’s currency denomination. The following abbreviations are used in the portfolio descriptions:

ARS-Argentine Peso

AUD-Australian Dollar

BRL-Brazilian Real

CAD-Canadian Dollar

COP- Colombian Peso

EUR-Euro

GBP-Pound Sterling

HUF-Hungarian Forint

JPY-Japanese Yen

MXN-Mexican Nuevo Peso

NZD-New Zealand Dollar

NOK-Norwegian Krone

PLZ-Polish Zloty

SEK-Swedish Krone

USD-United States Dollar

ZAR-South African Rand

144A-Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

(a)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Dryden Core Investment Fund – Taxable Money Market Series.
(b)	Pledged as initial margin on financial futures contracts.
(c)	The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of September 30, 2006 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Appreciation
$ 143,220,780	$4,738,774	$3,059,755	$1,679,019

The difference between book basis and tax basis was attributable to deferred losses on wash sales.

(d)	Liabilities in excess of other assets include net unrealized appreciation (depreciation) on futures contracts, forward currency exchange contracts, currency swaps and interest rate swaps agreements of:

Open futures contracts outstanding as of September 30, 2006:

Number of Contracts	Type	Expiration Date	Value at September 30, 2006	Value at Trade Date	Unrealized Appreciation (Depreciation)
	Long Positions:
25	90 Day Euro Dollar	Dec. 06	$5,916,562	$5,917,217	$(655)
112	Euro-BOBL	Dec. 06	15,615,323	15,601,013	14,310
7	Euro-Bond	Dec. 06	1,048,300	1,041,621	6,679
17	Long Gilt	Dec. 06	3,502,556	3,495,252	7,304
31	CBT Long Bond	Dec. 06	3,484,594	3,416,068	68,526

	Short Positions:
114	Euro-Schatz	Dec. 06	15,035,493	15,025,747	(9,746)
172	10-Yr. U.S. T-Notes	Dec. 06	18,586,750	18,421,950	(164,800)
216	5-Yr. U.S. T-Notes	Dec. 06	22,791,375	22,674,760	(116,615)
86	2-Yr. U.S. T-Notes	Dec. 06	17,587,000	17,550,419	(36,581)

					$(231,578)

Forward foreign currency exchange contracts outstanding as of September 30, 2006:

Purchase Contracts		Notional Amount	Value at Settlement Date payable	Value at September 30, 2006	Unrealized Appreciation	Unrealized (Depreciation)
Argentine Peso,
Expiring 10/17/06	ARS	$1,340,468	$432,200	$430,905	$—	$(1,295)
Expiring 08/02/07	ARS	1,782,485	551,000	562,520	11,520	—
Brazilian Real,
Expiring 10/16/06	BRL	782,603	359,900	358,705	—	(1,195)
Expiring 01/08/07	BRL	5,400,000	2,250,000	2,437,359	187,359	—
Expiring 09/21/07	BRL	2,635,000	1,000,000	1,171,215	171,215	—
Canadian Dollar,
Expiring 10/16/06	CAD	606,351	542,353	542,733	380	—
Chinese Yuan Renminbi,
Expiring 10/10/06	CNY	2,776,900	350,000	351,712	1,712	—
Expiring 10/10/06	CNY	2,868,488	362,000	363,312	1,312	—
Expiring 10/23/06	CNY	17,481,487	2,207,259	2,217,316	10,058	—
Expiring 10/23/06	CNY	8,622,949	1,089,100	1,093,717	4,617	—
Expiring 10/23/06	CNY	8,608,453	1,088,300	1,091,879	3,579	—
Expiring 10/23/06	CNY	2,828,744	358,500	358,792	292	—
Czech Karuna,
Expiring 10/26/06	CZK	4,576,596	205,284	205,473	189	—
Expiring 10/26/06	CZK	4,017,194	180,646	180,358	—	(288)
Danish Krone,
Expiring 10/24/06	DKK	6,592,348	1,125,839	1,122,648	—	(3,191)
Euros,
Expiring 10/25/06	EUR	16,954,075	21,747,670	21,529,858	—	(217,812)
Expiring 10/25/06	EUR	19,500	24,804	24,763	—	(41)
Hungarian Forint,
Expiring 10/24/06	HUF	39,256,388	182,043	182,313	270	—
Icelandic Krona,
Expiring 10/16/06	ISK	10,358,268	144,800	147,193	2,393	—
Expiring 10/16/06	ISK	10,358,268	144,800	147,193	2,393	—
Expiring 10/16/06	ISK	10,358,268	144,800	147,193	2,393	—
Expiring 10/16/06	ISK	8,319,552	116,414	118,223	1,809	—
Expiring 10/16/06	ISK	5,110,200	71,922	72,617	695	—
Expiring 10/16/06	ISK	5,110,200	71,922	72,617	695	—
Indian Rupee,
Expiring 12/15/06	INR	16,648,974	359,900	361,514	1,614	—
Expiring 12/15/06	INR	8,304,805	180,500	180,330	—	(170)
Indonesian Rupiah,
Expiring 01/29/07	IDR	3,960,000,000	400,000	429,268	29,268	—
Expiring 01/31/07	IDR	4,812,500,000	500,000	521,680	21,680	—
Japanese Yen,
Expiring 10/25/06	JPY	85,006,010	732,943	722,430	—	(10,513)
Expiring 10/25/06	JPY	50,534,121	432,200	429,468	—	(2,732)
Expiring 10/25/06	JPY	67,702,791	576,400	575,377	—	(1,023)
Mexican Nuevo Peso,
Expiring 10/16/06	MXN	2,370,427	216,600	215,437	—	(1,163)
Expiring 10/16/06	MXN	4,005,733	361,300	364,062	2,762	—
Expiring 10/16/06	MXN	1,590,403	144,100	144,544	444	—
Malaysian Ringgit,
Expiring 10/11/06	MYR	1,327,449	366,800	360,131	—	(6,669)
New Turkish Lira,
Expiring 10/12/06	TRY	1,045,197	705,738	686,858	—	(18,880)
Expiring 10/12/06	TRY	323,802	217,200	212,788	—	(4,412)
Expiring 10/12/06	TRY	1,103,057	722,700	724,881	2,181	—
New Zealand Dollar,
Expiring 10/20/06	NZD	218,605	144,100	142,529	—	(1,571)
Expiring 10/20/06	NZD	220,391	144,700	143,694	—	(1,007)

Purchase Contracts		Notional Amount	Value at Settlement Date payable	Value at September 30, 2006	Unrealized Appreciation	Unrealized (Depreciation)
Norwegian Krone,
Expiring 10/24/06	NOK	3,719,225	$571,046	$570,689	$—	$(357)
Expiring 10/24/06	NOK	933,648	144,688	143,262	—	(1,426)
Pound Sterling,
Expiring 10/25/06	GBP	774,253	1,473,172	1,450,166	—	(23,006)
Expiring 10/25/06	GBP	190,700	362,651	357,179	—	(5,472)
Expiring 10/25/06	GBP	96,110	180,014	180,012	—	(2)
Russian Rouble,
Expiring 01/29/07	RUB	11,228,000	400,000	421,169	21,169	—
Expiring 01/29/07	RUB	11,280,000	400,000	423,120	23,120	—
Singapore Dollar,
Expiring 10/20/06	SGD	1,835,249	1,159,202	1,156,731	—	(2,471)
Slovakian Koruna,
Expiring 10/24/06	SKK	5,333,724	181,510	181,025	—	(485)
South African Rand,
Expiring 10/26/06	ZAR	568,012	73,881	72,764	—	(1,117)
South Korean Won,
Expiring 10/18/06	KRW	346,399,200	365,400	366,256	856	—
Expiring 11/21/06	KRW	342,180,000	360,000	362,096	2,096	—
Swiss Francs,
Expiring 10/24/06	CHF	274,364	220,019	219,950	—	(69)
Thailand Baht,
Expiring 10/30/06	THB	6,489,958	171,965	171,965	—	—

			$47,020,285	$47,221,989	$508,071	$(306,367)

Sales Contracts		Notional Amount	Value at Settlement Date payable	Value at September 30, 2006	Unrealized Appreciation	Unrealized (Depreciation)
Argentine Peso,
Expiring 10/17/06	ARS	$2,242,489	$719,900	$720,867	$—	$(967)
Australian Dollars,
Expiring 10/20/06	AUD	463,430	349,954	345,240	4,714	—
Expiring 10/20/06	AUD	239,990	179,700	178,785	915	—
Expiring 10/20/06	AUD	240,817	179,300	179,401	—	(101)
Brazilian Real,
Expiring 10/16/06	BRL	1,301,625	596,802	596,598	204	—
Expiring 10/16/06	BRL	1,287,343	580,800	590,052	—	(9,252)
Expiring 01/08/07	BRL	1,071,556	470,600	483,661	—	(13,061)
Expiring 09/21/07	BRL	691,000	294,168	307,138	—	(12,970)
Expiring 09/21/07	BRL	1,944,000	800,000	864,077	—	(64,077)
Canadian Dollars,
Expiring 10/16/06	CAD	145,383	129,600	130,129	—	(529)
Expiring 10/16/06	CAD	127,917	114,700	114,496	204	—
Chinese Yuan Renminbi,
Expiring 10/10/06	CNY	5,645,388	713,342	715,024	—	(1,682)
Expiring 10/23/06	CNY	11,549,063	1,455,000	1,464,860	—	(9,860)
Colombian Peso,
Expiring 12/11/06	COP	816,115,500	338,848	338,353	495	—
Euros,
Expiring 10/24/06	EUR	142,100	181,510	180,441	1,069	—
Expiring 10/25/06	EUR	592,093	755,901	751,895	4,006	—
Expiring 10/25/06	EUR	227,388	290,300	288,759	1,541	—
Expiring 10/25/06	EUR	141,600	180,014	179,817	197	—
Expiring 10/26/06	EUR	141,800	180,646	180,081	565	—

Sales Contracts		Notional Amount	Value at Settlement Date payable	Value at September 30, 2006	Unrealized Appreciation	Unrealized (Depreciation)
Hungarian Forint,
Expiring 10/24/06	HUF	665,176,135	3,060,603	3,089,189	—	(28,586)
Indonesian Rupiah,
Expiring 01/29/07	IDR	2,211,820,000	235,300	239,764	—	(4,464)
Expiring 01/29/07	IDR	1,371,414,000	145,200	148,663	—	(3,463)
Icelandic Krona,
Expiring 10/16/06	ISK	10,264,558	144,500	145,862	—	(1,362)
Expiring 10/16/06	ISK	5,132,939	72,300	72,940	—	(640)
Expiring 10/16/06	ISK	5,132,939	72,300	72,940	—	(640)
Japanese Yen,
Expiring 10/16/06	JPY	8,363,864	71,922	70,982	940	—
Expiring 10/24/06	JPY	21,169,400	182,044	179,882	2,162	—
Expiring 10/24/06	JPY	16,989,400	144,688	144,363	325	—
Expiring 10/25/06	JPY	42,188,752	362,651	358,544	4,107	—
Expiring 10/25/06	JPY	72,431,174	624,100	615,562	8,538	—
Expiring 10/25/06	JPY	67,205,588	578,700	571,152	7,548	—
Expiring 10/25/06	JPY	8,472,400	72,961	72,003	958	—
Expiring 10/25/06	JPY	55,700,845	473,200	473,378	—	(178)
Mexican Nuevo Peso,
Expiring 10/16/06	MXN	27,942,941	2,529,528	2,539,598	—	(10,070)
Expiring 10/16/06	MXN	2,390,961	216,600	217,303	—	(703)
New Turkish Lira,
Expiring 10/12/06	TRY	215,272	145,700	141,467	4,233	—
Expiring 10/12/06	TRY	546,202	359,400	358,940	460	—
Expiring 10/12/06	TRY	553,574	360,400	363,785	—	(3,385)
Expiring 10/12/06	TRY	320,000	211,361	210,290	1,071	—
New Zealand Dollar,
Expiring 10/20/06	NZD	646,649	428,502	421,611	6,891	—
Expiring 10/20/06	NZD	219,414	144,100	143,056	1,044	—
Expiring 10/20/06	NZD	220,219	144,100	143,581	519	—
Polish New Zloty,
Expiring 10/24/06	PLZ	8,073,041	2,596,626	2,580,115	16,511	—
South African Rand,
Expiring 10/26/06	ZAR	12,448,977	1,619,232	1,594,754	24,478	—
Expiring 10/26/06	ZAR	952,649	121,900	122,037	—	(137)
South Korean Won,
Expiring 10/18/06	KRW	176,635,675	182,900	186,761	—	(3,861)
Expiring 10/18/06	KRW	176,818,575	182,900	186,954	—	(4,054)
Swedish Krona,
Expiring 10/24/06	SEK	21,428,457	2,960,059	2,929,598	30,461	—
Swiss Francs,
Expiring 10/16/06	CHF	88,746	71,922	71,088	834	—
Expiring 10/24/06	CHF	89,800	72,443	71,990	453	—
Expiring 10/24/06	CHF	179,428	144,700	143,842	858	—

			$27,243,927	$27,291,668	$126,301	$(174,042)

Currency swap agreements outstanding as of September 30, 2006:

Counterparty (a)	Termination Date	Notional Amount (000)	Fixed Rate	Floating Rate	Unrealized Appreciation (Depreciation)
Citibank, NA	09/05/2008	$300	18.05%	3 Month LIBOR	$(11,111)
Citibank, NA	06/30/2009	708	19.30%	3 Month LIBOR	73,179
Merrill Lynch Capital Services	06/12/2011	350	16.70%	3 Month LIBOR	11,046
Barclays Bank PLC	10/02/2011	320	17.75%	3 Month LIBOR	(5,137)

					$67,977

(a)	The Fund receives a fixed rate and pays a floating rate.

Interest rate swap agreements outstanding as of September 30, 2006:

Counterparty (a)	Termination Date	Notional Amount (000)	Fixed Rate	Floating Rate	Unrealized Appreciation (Depreciation)
Merrill Lynch Capital Services	10/03/2011	$1,350	5.09%	3 Month LIBOR	$777

(a)	The Fund pays a fixed rate and receives a floating rate.

The industry classification of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of September 30, 2006 was as follows:

Foreign Government Obligations	69.1%
Banking	4.6
Affiliated Money Market Mutual Fund	3.9
Structured Notes	2.8
U.S. Government Obligations	2.6
Non Corporate	1.7
Non Captive Finance	1.6
Healthcare & Pharmaceutical	1.5
Commercial Mortgage-Backed Securities	1.4
Media & Entertainment	1.4
Telecommunications	1.4
Pipelines & Others	1.3
Chemicals	1.2
Capital Goods	1.1
Insurance	1.0
Technology	1.0
Electric	0.9
Airlines	0.5
Retailers	0.5
Energy—Integrated	0.4
Gaming	0.4
Metals	0.4
Real Estate Investment Trusts	0.4
Building Materials & Construction	0.3
Paper	0.3
Automotive	0.2
Brokerage	0.2
Energy—Other	0.2
Foods	0.2
Consumer	0.1
Tobacco	0.1

102.7
Liabilities in excess of other assets	(2.7)

100.0%

Notes to Schedule of Investments (Unaudited)

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI or Manager”), in consultation with the subadviser; to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker.

Corporate bonds (other than convertible debt securities) and U.S. government securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by the subadviser in consultation with the Manager to be over-the-counter, are valued by an independent pricing agent or more than one principal market maker (if available, otherwise by a principal market maker or a primary market dealer). Convertible debt securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by the subadviser in consultation with the Manager to be over-the-counter, are valued by an independent pricing agent or at the mean between the last reported bid and asked prices (or at the last bid price in the absence of an asked price) provided by more than one principal market maker (if available, otherwise by a principal market maker or a primary market dealer).

Futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted prices on such exchange or board of trade or at the last bid price in the absence of an asked price.

Securities for which market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the fund’s normal pricing time, are valued at fair value in accordance with the Board of Directors’ approved fair valuation procedures. When determining the fair valuation of securities some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Market values of investments traded in a foreign currency are translated into U.S. dollars at the current rates of exchange.

Forward currency contracts are valued daily at current exchange rates.

Investments in mutual funds are valued at the net asset value as of the close of the New York Stock Exchange on the date of valuation.

Short-term securities, which mature in sixty days or less, are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term securities, which mature in more than sixty days, are valued at current market quotations.

The Fund invests in the Taxable Money Market Series and Dryden Short-Term Bond Series, separate portfolios of Dryden Core Investment Fund, pursuant to an exemptive order received from the Securities and Exchange Commission. Taxable Money Market Series and Dryden Short-Term Bond Series are mutual funds registered under the Investment Company Act of 1940, as amended, and managed by PI.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2. Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Dryden Global Total Return Fund, Inc.

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date November 27, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Judy A. Rice
Judy A. Rice
President and Principal Executive Officer

Date November 27, 2006

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date November 27, 2006

*	Print the name and title of each signing officer under his or her signature.